Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Provision for bad debts	CAD 35,000,000	CAD 61,000,000	CAD 66,000,000
Accounts payable and accrued liabilities	CAD 828,000,000	CAD 743,000,000
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, Period	60 days	60 days
Customer Concentration Risk [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accounts receivable	CAD 0.00	CAD 0.00
Variable Interest Rate [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Percentage of increase/(decrease) in interest rate	1.00%	1.00%
Impact on net income	CAD 0.00	CAD 0.00
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, Percentage	6.00%	6.00%